UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

238 Public Square  Suite 200,  Franklin, TN   37064

(Address of principal executive offices)(Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code: (615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

SATUIT CAPITAL MANAGEMENT TRUST

Satuit Capital U.S. Emerging Companies Fund (SATMX)

Satuit Capital U.S. Small Cap Fund (SATSX)

Satuit Capital U.S. SMID Cap Fund (SATDX)

APRIL 30, 2013

(UNAUDITED)

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

PORTFOLIO ILLUSTRATION (UNAUDITED)

APRIL 30, 2013

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

SATUIT CAPITAL U.S. SMALL CAP FUND

PORTFOLIO ILLUSTRATION (UNAUDITED)

APRIL 30, 2013

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

SATUIT CAPITAL U.S. SMID CAP FUND

PORTFOLIO ILLUSTRATION (UNAUDITED)

APRIL 30, 2013

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	April 30, 2013 (Unaudited)

Shares/Principal		Value

COMMON STOCKS - 90.49%

Apparel & Other Finished Prods of Fabrics & Similar Material - 1.02%
67,000	True Religion Apparel, Inc.	$ 1,813,020

Communications Services, NEC - 0.60%
44,400	RigNet, Inc. *	1,074,480

Computer Communications Equipment - 0.87%
136,000	Allot Communications Ltd. *	1,539,520

Construction Special Trade Contractors - 0.41%
41,527	Argan, Inc. *	735,028

Crude Petroleum & Natural Gas - 3.33%
195,000	Evolution Petroleum Corp. *	1,938,300
346,000	Synergy Resources Corp. *	2,335,500
623,900	Warren Resources, Inc. *	1,640,857
		5,914,657
Drilling Oil & Gas Wells - 1.45%
348,700	Hercules Offshore, Inc. *	2,569,919

Electronic Computers - 1.97%
112,500	Omnicell Inc. *	2,027,250
153,017	Super Micro Computer, Inc. *	1,472,024
		3,499,274
Engines & Turbines - 1.75%
111,500	Power Solutions International, Inc. *	3,109,735

Finance Services - 2.24%
258,200	Global Cash Access Holdings, Inc. *	1,840,966
120,000	Walker & Dunlop, Inc. *	2,137,200
		3,978,166
Fire, Marine & Casualty Insurance - 0.99%
304,650	United Insurance Holdings Corp.	1,763,923

General Industrial Machinery & Equipment - 1.13%
548,600	Flow International Corp. *	2,007,876

Household Furniture - 1.17%
120,200	Hooker Furniture Corp.	2,078,258

In Vitro & In Vivo Diagnostic Substances - 1.29%
898,500	Immunomedics, Inc. *	2,300,160

Industrial & Commercial Fans, Blowers & Air Purifying Equipment - 1.45%
221,350	Ceco Environmental Corp.	2,569,874

Industrial Inorganic Chemicals - 0.59%
91,548	TOR Minerals International, Inc. *	1,049,790

Industrial Instruments for Measurement, Display, and Control - 1.06%
160,900	Rudolph Technologies, Inc. *	1,877,703

Instruments for Meas & Testing of Electricity & Elec Signals - 0.92%
278,450	LTX-Credence Corp. *	1,642,855

Insurance Agents, Brokers & Services - 0.87%
191,855	Fortegra Financial Corp. *	1,544,433

Lessors of Real Property, NEC - 1.49%
126,500	HFF, Inc.	2,650,175

Miscellaneous Business Credit Institution - 1.10%
241,557	MicroFinancial, Inc.	1,954,196

Miscellaneous Food Preparations & Kindred Products - 2.28%
265,550	Inventure Foods, Inc. *	2,034,113
77,000	Medifast Inc. *	2,017,400
		4,051,513
National Commercial Banks - 1.72%
29,300	CU Bancorp *	410,200
451,300	Intervest Bancshares Corp. Class A *	2,653,644
		3,063,844
Oil & Gas Equipment & Services - 1.09%
63,057	Dawson Geophysical Co. *	1,938,372

Optical Instruments & Lenses - 1.11%
216,000	Nova Measuring Instruments Ltd. *	1,980,720

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.24%
112,300	Exactech, Inc. *	2,077,550
476,300	RTI Biologics, Inc. *	1,895,674
		3,973,224
Pharmaceutical Preparations - 1.29%
830,400	Horizon Pharma, Inc. *	1,992,960
91,754	Rosetta Genomics, Ltd. *	304,623
		2,297,583
Radio & T.V. Broadcasting & Communications Equipment - 0.47%
65,000	Telular Corp.	830,050

Railroads, Line-Haul Operating & Equipment - 0.50%
58,200	Providence & Worcester Railroad Co.	893,719

Retail-Auto Dealers & Gasoline Stations - 1.16%
174,600	West Marine, Inc. *	2,065,518

Retail-Eating Places - 4.65%
105,000	Del Frisco's Restaurant Group, Inc. *	1,775,550
273,500	Diversified Restaurant Holdings, Inc. *	1,900,825
88,100	Fiesta Restaurant Group, Inc. *	2,401,606
225,000	Kona Grill Inc. *	2,193,750
		8,271,731
Retail-Family Clothing Stores - 1.21%
273,000	Stein Mart, Inc.	2,159,430

Retail-Furniture Stores - 1.28%
96,000	Haverty Furniture Co., Inc.	2,282,880

Retail-Miscellaneous Retail - 0.90%
237,300	Zagg, Inc. *	1,606,521

Retail-Miscellaneous Shopping - 1.24%
131,600	Big 5 Sporting Goods Corp.	2,210,880

Retail-Retail Stores, NEC - 1.09%
160,600	Kirkland's Inc. *	1,936,836

Retail-Shoe Stores - 1.09%
92,900	Shoe Carnival, Inc.	1,935,107

Savings Institution, Federally Chartered - 1.68%
72,271	1st Constitution Bancorp	626,590
53,000	Bofi Holding, Inc. *	2,161,340
15,200	HF Financial Corp.	205,609
		2,993,539
Semiconductors & Related Devices - 5.40%
276,900	Applied Micro Circuits Corp. *	2,065,674
205,000	Integrated Silicon Solution, Inc. *	1,879,850
31,900	NVE Corp. *	1,692,933
177,013	RDA Microelectronics, Inc. ADR *	1,688,704
364,600	Ultra Clean Holdings Inc. *	2,282,396
		9,609,557
Services-Business Services - 1.02%
528,000	Lionbridge Technologies, Inc. *	1,805,760

Services-Commercial Physical & Biological Research - 1.07%
160,000	Albany Molecular Research Inc. *	1,908,800

Services-Computer Integrated Systems Design - 0.38%
50,000	The KEYW Holding Corp. *	679,500

Services-Computer Processing & Data Preparation - 2.33%
220,000	Carbonite, Inc. *	2,340,800
478,200	Zix Corp. *	1,798,032
		4,138,832
Services-Computer Programming, Data Processing, Etc. - 0.55%
217,000	Professional Diversity Network, Inc. *	976,500

Services-Computer Programming & Processing - 1.14%
182,000	Procera Networks, Inc. *	2,018,380

Services-Computer Programming Services - 0.90%
152,500	Perficient Inc. *	1,598,200

Services-Equipment Rental & Leasing, NEC - 1.45%
101,100	CAI International, Inc. *	2,577,039

Services-Legal Services - 1.01%
97,262	CRA International Inc. *	1,793,511

Services-Miscellaneous Business - 0.31%
57,000	Performant Financial Corp. *	554,610

Services-Prepackaged Software - 4.18%
229,354	Clicksoftware Technologies, Ltd.	1,651,349
86,800	Ellie Mae, Inc. *	2,258,536
311,202	IntraLinks Holdings, Inc. *	1,780,075
135,800	Tangoe, Inc. *	1,746,388
		7,436,348
Special Industry Machinery (No Metalworking Machinery) - 1.36%
151,300	MagnaChip Semiconductor Corp. *	2,426,852

Special Industry Machinery, NEC - 1.19%
208,000	Manitex International, Inc. *	2,107,040

State Commercial Banks - 5.06%
119,000	Central Pacific Financial Corp. *	2,003,960
10,899	Chemung Financial Corp.	364,027
64,837	Customers Bancorp, Inc. *	1,064,624
172,000	Metrocorp Bancshares, Inc. *	1,728,600
190,680	Monarch Financial Holding, Inc.	2,038,369
17,200	Mutualfirst Financial Inc.	276,404
36,800	Northeast Bancorp	358,027
37,000	Southern National Bancorp of Virginia Inc.	374,810
145,294	Xenith Bankshares, Inc. *	790,399
		8,999,220
Surgical & Medical Instruments - 2.36%
269,000	Lemaitre Vascular, Inc.	1,630,140
97,000	SurModics, Inc. *	2,565,650
		4,195,790
Truck Trailers - 1.18%
222,000	Wabash National Corp. *	2,093,460

Trucking (No Local) - 1.85%
130,600	Universal Truckload Services, Inc. *	3,296,344

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.24%
97,000	MYR Group, Inc. *	2,211,600

Wholesale-Chemicals & Allied Products - 1.15%
197,400	Aceto Corp.	2,052,960

Wholesale-Machinery, Equipment & Supplies - 1.41%
621,300	Hudson Technologies, Inc. *	2,510,052

Wholesale-Metals Service Centers & Offices - 0.86%
223,100	Edgen Group, Inc. *	1,528,235

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 0.89%
269,600	Aegean Marine Petroleum Network Inc.	1,590,640

Wholesale-Petroleum Bulk Stations & Terminals - 1.03%
448,200	Dakota Plains Holdings, Inc. *	1,837,620

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.47%
13,076	American Science & Engineering, Inc.	843,140

TOTAL FOR COMMON STOCKS (Cost $142,612,321) - 90.49%		160,954,499

WARRANTS - 0.00%
37,500	Horizon Pharma, Inc. 9/25/2017 (a) *	0
TOTAL FOR WARRANTS (Cost $0) - 0.00%		0

TOTAL INVESTMENTS (Cost $142,612,321) - 90.49%		160,954,499

OTHER ASSETS LESS LIABILITIES - 9.51%		16,906,620

NET ASSETS - 100.00%		$ 177,861,119

(a) Security is noted to be a Level 2 security. See Note 1.
ADR - American depositary receipt.
* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

	Satuit Capital U.S. Small Cap Fund
	Schedule of Investments
	April 30, 2013 (Unaudited)

Shares/Principal		Value

COMMON STOCKS - 83.94%

Air Transportation, Scheduled - 1.20%
35	Alaska Air Group, Inc. *	$ 2,157

Apparel & Other Finished Prods of Fabrics & Similar Material - 1.13%
75	True Religion Apparel, Inc.	2,030

Biological Products (No Diagnostic Substances) - 1.14%
265	PDL BioPharma, Inc.	2,051

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 1.06%
50	Deluxe Corp.	1,907

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 1.10%
25	Lancaster Colony Corp.	1,973

Commercial Printing - 1.25%
55	Vistaprint N.V. *	2,244

Communications Services, NEC - 0.98%
40	NeuStar, Inc. Class A *	1,755

Construction Special Trade Contractors - 1.58%
50	Argan, Inc. *	885
130	Matrix Service Co. *	1,954
		2,839
Crude Petroleum & Natural Gas - 5.42%
230	Cairn Energy Plc. ADR *	2,061
50	Oasis Petroleum Inc. *	1,712
85	Pioneer Southwest Energy Partners L.P.	2,227
90	Ultra Petroleum Corp. *	1,926
270	Vaalco Energy Inc. *	1,814
		9,740
Cut Stone & Stone Products - 0.98%
75	CaesarStone Sdot-Yam Ltd. *	1,759

Electric Lighting & Wiring Equipment - 0.94%
40	AZZ, Inc.	1,692

Electromedical & Electrotherapeutic Apparatus - 0.97%
40	Cyberonics Inc. *	1,737

Fabricated Plate Work (Boiler Shops) - 1.07%
180	McDermott International Inc. *	1,922

Fabricated Structural Metal Products - 1.14%
40	Proto Labs, Inc. *	2,043

Finance Services - 1.49%
150	Walker & Dunlop, Inc. *	2,672

Fire, Marine & Casualty Insurance - 0.97%
55	AmTrust Financial Services, Inc.	1,741

General Industrial Machinery & Equipment - 2.15%
75	Altra Holdings, Inc.	1,999
40	Zebra Technologies Corp. Class A *	1,866
		3,865
Gold & Silver Ores - 1.09%
520	Nevsun Resources Ltd.	1,960

Hospital & Medical Service Plans - 1.14%
35	Wellcare Health Plans, Inc. *	2,041

In Vitro & In Vivo Diagnostic Substances - 1.16%
75	Myriad Genetics Inc.	2,089

Lessors of Real Property, NEC - 1.22%
105	HFF, Inc.	2,200

Lumber & Wood Products (No Furniture) - 1.22%
50	Koppers Holdings Inc.	2,195

Mining & Quarrying of Nonmetal - 0.97%
85	U.S. Silica Holdings, Inc.	1,737

Miscellaneous Food Preparations & Kindred Products - 1.24%
85	Medifast Inc. *	2,227

Motor Homes - 1.13%
55	Thor Industries, Inc.	2,040

Motor Vehicle Parts & Accessories - 1.15%
55	Dorman Products, Inc.	2,076

Newspapers: Publishing or Publishing & Printing - 1.08%
285	Journal Communications, Inc. Class A *	1,941

Oil & Gas Field Machinery & Equipment - 0.98%
110	Bolt Technology Corp.	1,760

Ordnance & Accessories (No Vehicle/Guided Missiles) - 1.14%
40	Sturm, Ruger & Co. Inc.	2,051

Perfumes, Cosmetic & Other Toilet Preparations - 0.97%
90	Revlon, Inc. Class A *	1,741

Pharmaceutical Preparations - 2.16%
60	Questcor Pharmaceuticals, Inc. *	1,844
430	SciClone Pharmaceuticals, Inc. *	2,034
		3,878
Plastic Foam Products - 1.19%
105	UFP Technologies, Inc. *	2,130

Primary Smelting & Refining of Nonferrous Metals - 0.99%
445	Alumina Ltd. ADR *	1,780

Radio & T.V. Broadcasting & Communications Equipment - 1.25%
145	Ubiquiti Networks, Inc.	2,240

Retail-Apparel & Accessories Stores - 3.68%
105	Express Inc. *	1,912
70	rue21, Inc. *	2,233
85	Zumiez, Inc. *	2,462
		6,607
Retail-Family Clothing Stores - 1.01%
230	Stein Mart Inc.	1,819

Retail-Miscellaneous Retail - 1.00%
265	Zagg, Inc. *	1,794

Savings Institution, Federally Chartered - 1.25%
55	Bofi Holding, Inc. *	2,243

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.89%
305	Telenav, Inc. *	1,598

Semiconductors & Related Devices - 5.55%
230	Applied Micro Circuits Corp. *	1,716
585	GT Advanced Technologies Inc. *	2,299
345	Himax Technologies, Inc. ADR *	1,898
180	Kulicke and Soffa Industries, Inc. *	2,081
90	Spreadtrum Communications Inc. ADR	1,967
		9,961
Services-Advertising Agencies - 1.20%
70	ValueClick, Inc. *	2,160

Services-Business Services - 4.15%
55	Exlservice Holdings, Inc. *	1,794
300	Giant Interactive Group, Inc. ADR *	2,247
530	Lionbridge Technologies, Inc. *	1,813
20	MAXIMUS, Inc.	1,594
		7,448
Services-Computer Integrated Systems Design - 2.52%
120	Ebix Inc.	2,233
90	Travelzoo Inc. *	2,298
		4,531
Services-Computer Processing & Data Preparation - 0.99%
70	Pegasystems Inc.	1,772

Services-Management Consulting - 1.13%
415	The Hackett Group, Inc.	2,025

Services-Miscellaneous Business - 1.08%
200	Performant Financial Corp. *	1,946

Services-Prepackaged Software - 5.86%
145	AVG Technologies N.V. *	2,366
40	Bally Technologies, Inc. *	2,131
85	Ellie Mae, Inc. *	2,212
10	Virtus Investment Partners, Inc. *	1,910
110	Web.com Group, Inc. *	1,914
		10,533
Services-Skilled Nursing Care - 1.07%
55	The Ensign Group, Inc.	1,918

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.11%
35	Stepan Co.	1,993

Special Industry Machinery (No Metalworking Machinery) - 1.03%
115	MagnaChip Semiconductor Corp. *	1,845

Telegraph & Other Message Communications - 1.25%
55	j2 Global, Inc.	2,239

Telephone Communications (No Radio Telephone) - 1.14%
670	Vonage Holdings Corp. *	2,044

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.02%
80	MYR Group, Inc. *	1,824

Wholesale-Drugs Proprietaries & Druggists' Sundries - 1.13%
40	Nu Skin Enterprises Inc. Class A	2,029

Wholesale-Groceries & Related Products - 1.23%
40	Domino's Pizza, Inc.	2,208

TOTAL FOR COMMON STOCKS (Cost $147,336) - 83.94%		150,750

REAL ESTATE INVESTMENT TRUST - 1.17%
210	NorthStar Realty Finance Corp.	2,094
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $1,999) - 1.17%		2,094

TOTAL INVESTMENTS (Cost $149,335) - 85.11%		152,844

OTHER ASSETS LESS LIABILITIES - 14.89%		26,743

NET ASSETS - 100.00%		$ 179,587

ADR - American depositary receipt.
* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

	Satuit Capital U.S. SMID Cap Fund
	Schedule of Investments
	April 30, 2013 (Unaudited)

Shares/Principal		Value

COMMON STOCKS - 85.33%

Air Transportation, Scheduled - 1.40%
20	Copa Holdings SA Class A	$ 2,512

Automotive & Aerospace Components - 1.10%
465	GKN, Plc. ADR	1,967

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 1.06%
50	Deluxe Corp.	1,907

Calculating & Accounting Machines (No Electronic Computers) - 1.07%
70	NCR Corp. *	1,909

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.88%
20	Lancaster Colony Corp.	1,577

Commercial Printing - 1.14%
50	Vistaprint N.V. *	2,040

Communications Services, NEC - 0.98%
40	NeuStar, Inc. Class A *	1,755

Construction Special Trade Contractors - 1.05%
35	Chicago Bridge & Iron Co. N.V.	1,883

Crude Petroleum & Natural Gas - 5.32%
235	Cairn Energy Plc. ADR *	2,106
50	Oasis Petroleum Inc. *	1,712
75	Pioneer Southwest Energy Partners L.P.	1,965
95	Ultra Petroleum Corp. *	2,033
255	Vaalco Energy Inc. *	1,714
		9,530
Drilling Oil & Gas Wells - 0.96%
35	Atwood Oceanics, Inc. *	1,717

Electric Lighting & Wiring Equipment - 0.94%
40	AZZ, Inc.	1,692

Electromedical & Electrotherapeutic Apparatus - 0.97%
40	Cyberonics Inc. *	1,737

Engines & Turbines - 1.06%
70	The Babcock & Wilcox Co.	1,904

Fabricated Plate Work (Boiler Shops) - 1.07%
180	McDermott International Inc. *	1,922

Fabricated Structural Metal Products - 1.14%
40	Proto Labs, Inc. *	2,043

Finance Services - 1.49%
150	Walker & Dunlop, Inc. *	2,672

Fire, Marine & Casualty Insurance - 1.06%
60	AmTrust Financial Services, Inc.	1,900

Gold & Silver Ores - 1.03%
490	Nevsun Resources Ltd.	1,847

Household Appliances - 1.28%
20	Whirlpool Corp.	2,286

Lessors of Real Property, NEC - 1.11%
95	HFF, Inc.	1,990

Lumber & Wood Products (No Furniture) - 0.98%
40	Koppers Holdings Inc.	1,756

Motor Homes - 1.14%
55	Thor Industries, Inc.	2,040

Motor Vehicle Parts & Accessories - 0.87%
20	BorgWarner Inc. *	1,563

Newspapers: Publishing or Publishing & Printing - 1.10%
290	Journal Communications, Inc. Class A *	1,975

Oil & Gas Field Exploration Services - 1.02%
125	Petroleum Geo Services ASA ADR *	1,826

Oil & Gas Field Machinery & Equipment - 0.98%
110	Bolt Technology Corp.	1,760

Oil & Gas Field Services, NEC - 2.79%
20	Core Laboratories NV (Netherlands)	2,896
30	Oceaneering International, Inc.	2,105
		5,001
Ordnance & Accessories (No Vehicle/Guided Missiles) - 1.15%
40	Sturm, Ruger & Co. Inc.	2,051

Perfumes, Cosmetic & Other Toilet Preparations - 0.97%
90	Revlon, Inc. Class A *	1,741

Pharmaceutical Preparations - 3.33%
55	Questcor Pharmaceuticals, Inc. *	1,691
410	SciClone Pharmaceuticals, Inc. *	1,939
35	United Therapeutics Corp. *	2,337
		5,967
Plastic Foam Products - 1.08%
95	UFP Technologies, Inc. *	1,928

Plastic Products, NEC - 0.90%
20	Tupperware Brands Corp.	1,606

Primary Smelting & Refining of Nonferrous Metals - 0.92%
410	Alumina Ltd. ADR *	1,640

Pumps & Pumping Equipment - 1.18%
35	Graco Inc.	2,119

Radio & T.V. Broadcasting & Communications Equipment - 1.21%
140	Ubiquiti Networks, Inc.	2,163

Retail-Apparel & Accessories Stores - 3.82%
110	Express Inc. *	2,003
70	rue21, Inc. *	2,233
90	Zumiez, Inc. *	2,607
		6,843
Retail-Food Stores - 1.27%
50	GNC Holdings Inc.	2,266

Retail-Miscellaneous Retail - 0.98%
260	Zagg, Inc. *	1,760

Savings Institution, Federally Chartered - 1.25%
55	Bofi Holding, Inc. *	2,243

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.80%
70	FLIR Systems, Inc.	1,702
290	Telenav, Inc. *	1,520
		3,222
Semiconductors & Related Devices - 6.28%
230	Applied Micro Circuits Corp. *	1,716
55	Avago Technologies Ltd.	1,758
350	Himax Technologies, Inc. ADR *	1,925
165	Kulicke and Soffa Industries, Inc. *	1,907
90	Skyworks Solutions Inc. *	1,986
90	Spreadtrum Communications Inc. ADR	1,967
		11,259
Services-Advertising Agencies - 1.21%
70	ValueClick, Inc. *	2,160

Services-Business Services - 6.06%
20	FleetCor Technologies, Inc. *	1,538
290	Giant Interactive Group, Inc. ADR *	2,172
500	Lionbridge Technologies, Inc. *	1,710
20	MAXIMUS, Inc.	1,594
55	MSCI Inc. Class A *	1,875
35	NetEase, Inc. ADR	1,974
		10,863
Services-Computer Integrated Systems Design - 2.43%
110	Ebix Inc.	2,047
90	Travelzoo Inc. *	2,298
		4,345
Services-Computer Programming Services - 1.03%
40	VeriSign, Inc. *	1,843

Services-Management Consulting - 2.55%
415	The Hackett Group, Inc.	2,025
35	Towers Watson & Co. Class A	2,552
		4,577
Services-Miscellaneous Business - 1.09%
200	Performant Financial Corp. *	1,946

Services-Prepackaged Software - 2.32%
140	AVG Technologies N.V. *	2,285
40	ACI Worldwide, Inc. *	1,880
		4,165
Services-Skilled Nursing Care - 1.07%
55	The Ensign Group, Inc.	1,918

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.11%
35	Stepan Co.	1,993

Special Industry Machinery (No Metalworking Machinery) - 0.98%
110	MagnaChip Semiconductor Corp. *	1,764

Surgical & Medical Instruments - 1.10%
50	Mindray Medical International Ltd. ADR	1,975

Wholesale-Drugs Proprietaries & Druggists' Sundries - 2.24%
50	Herbalife Ltd.	1,986
40	Nu Skin Enterprises Inc. Class A	2,029
		4,015
Wholesale-Electronic Parts & Equipment, NEC - 1.01%
55	Avnet, Inc. *	1,801

TOTAL FOR COMMON STOCKS (Cost $150,250) - 85.33%		152,884

TOTAL INVESTMENTS (Cost $150,250) - 85.33%		152,884

OTHER ASSETS LESS LIABILITIES - 14.67%		26,277

NET ASSETS - 100.00%		$ 179,161

ADR - American depositary receipt.
* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Satuit Capital Management Trust
Statement of Assets and Liabilities
April 30, 2013 (Unaudited)

	U.S. Emerging	U.S. Small	U.S. SMID
Assets:	Companies Fund	Cap Fund	Cap Fund
Investments, at Fair Value (Cost $142,612,321, $149,335, & $150,250, respectively)	$ 160,954,499	$ 152,844	$ 152,884
Cash	11,269,554	27,029	24,276
Receivables:
Securities Sold	6,664,255	1,689	3,402
Due from Advisor	-	6,649	6,649
Shareholder Subscriptions	126,756	-	-
Interest & Dividends	-	6	49
Prepaid Expenses	34,775	-	-
Total Assets	179,049,839	188,217	187,260
Liabilities:
Securities Purchased	546,329	2,273	1,743
Shareholder Redemptions	259,312	-	-
Due to Advisor	152,225	-	-
Administrative Fees	14,503	15	15
Distribution Fees	136,462	35	35
Trustee Fees	2,486	241	241
Other Accrued Expenses	77,403	6,066	6,065
Total Liabilities	1,188,720	8,630	8,099
Net Assets	$ 177,861,119	$ 179,587	$ 179,161

Net Assets Consist of:
Paid In Capital	146,031,072	178,000	178,000
Accumulated Undistributed Net Investment Loss	(110,502)	(177)	(134)
Accumulated Undistributed Realized Gain (Loss) on Investments	13,598,371	(1,745)	(1,339)
Unrealized Appreciation in Value of Investments	18,342,178	3,509	2,634
Net Assets (Unlimited number of shares authorized without par value)	$ 177,861,119	$ 179,587	$ 179,161

Shares Outstanding	5,276,216	17,898	17,898

Net Asset Value Per Share and Offering Price ($177,861,119/5,276,216,
$179,587/17,898, and $179,161/17,898, respectively).	$ 33.71	$ 10.03	$ 10.01

Minimum Redemption Price Per Share*	$ 33.04	$ 9.83	$ 9.81

*The Funds will impose a 2.00% redemption fee on shares redeemed within 360 days of purchase for the Emerging Companies Fund and 60 days of purchase for the Small and SMID Cap Funds.

The accompanying notes are an integral part of these financial statements.

Satuit Capital Management Trust
Statement of Operations
For the six months ended April 30, 2013 (Unaudited)

	U.S. Emerging	U.S. Small	U.S. SMID
Investment Income:	Companies Fund	Cap Fund *	Cap Fund *
Dividends (net of foreign withholding taxes of $7,339, $0, and $0, respectively)	$ 1,486,914	$ 31	$ 73
Interest	37	-	-
Total Investment Income	1,486,951	31	73

Expenses:
Advisory (Note 2)	1,056,756	139	138
Distribution (Note 2)	214,938	35	35
Administrative	85,975	15	15
Shareholder Servicing (Note 2)	61,192	21	21
Printing and Mailing	16,963	120	120
Registration	29,300	2,110	2,110
Compliance	18,100	862	861
Legal Fees	17,988	301	301
Trustee Fees	19,836	241	241
Transfer Agent	18,433	348	348
Fund Accounting	19,270	752	752
Custody	21,046	1,087	1,087
Audit	7,140	784	784
Insurance	6,667	60	60
Miscellaneous	5,168	120	121
Gross Expenses	1,598,772	6,995	6,994
Fees Waived and Reimbursed by the Advisor (Note 2)	(1,319)	(6,787)	(6,787)
Net Expenses	1,597,453	208	207

Net Investment Loss	(110,502)	(177)	(134)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	13,745,849	(1,745)	(1,339)
Net Change in Unrealized Appreciation on Investments	10,594,584	3,509	2,634
Net Realized and Unrealized Gain on Investments	24,340,433	1,764	1,295

Net Increase in Net Assets Resulting from Operations	$ 24,229,931	$ 1,587	$ 1,161

* For the Period April 1, 2013 (commencement of investment operations) through April 30, 2013.
The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Emerging Companies Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	4/30/2013	10/31/2012
Increase in Net Assets From Operations:
Net Investment Loss	$ (110,502)	$ (1,958,262)
Net Realized Gain on Investments	13,745,849	14,464,590
Net Change in Unrealized Appreciation on Investments	10,594,584	(4,487,959)
Net Increase in Net Assets Resulting from Operations	24,229,931	8,018,369

Distributions to Shareholders: (Note 4)
Net Investment Income	-	-
Realized Gains	(13,893,966)	-
Total Dividends and Distributions Paid to Shareholders	(13,893,966)	-

Capital Share Transactions:
Proceeds from Sale of Shares	19,965,492	51,710,481
Shares Issued on Reinvestment of Dividends	13,400,309	-
Proceeds from Early Redemption Fees	33,223	160,258
Cost of Shares Redeemed	(30,790,336)	(56,689,044)
Net Increase (Decrease) in Net Assets from Shareholder Activity	2,608,688	(4,818,305)

Net Assets:
Net Increase in Net Assets	12,944,653	3,200,064
Beginning of Year	164,916,466	161,716,402
End of Year (Including Accumulated Undistributed Net Investment
Income/(Loss) of $(110,502) and $0, Respectively)	$ 177,861,119	$ 164,916,466

Share Transactions:
Shares Sold	605,544	1,621,941
Shares Issued on Reinvestment of Dividends	435,782	-
Shares Redeemed	(937,672)	(1,784,599)
Net Increase (Decrease) in Shares	103,654	(162,658)
Outstanding at Beginning of Year	5,172,562	5,335,220
Outstanding at End of Year	5,276,216	5,172,562

The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Small Cap Fund
Statements of Changes in Net Assets

(Unaudited)
For the Period
Ended *
4/30/2013
Increase in Net Assets From Operations:
Net Investment Loss	$ (177)
Net Realized Loss on Investments	(1,745)
Net Change in Unrealized Appreciation on Investments	3,509
Net Increase in Net Assets Resulting from Operations	1,587

Distributions to Shareholders:
Net Investment Income	-
Realized Gains	-
Total Dividends and Distributions Paid to Shareholders	-

Capital Share Transactions:
Proceeds from Sale of Shares	178,000
Shares Issued on Reinvestment of Dividends	-
Proceeds from Early Redemption Fees	-
Cost of Shares Redeemed	-
Net Increase in Net Assets from Shareholder Activity	178,000

Net Assets:
Net Increase in Net Assets	179,587
Beginning of Period	-
End of Period (Including Accumulated Undistributed Net Investment
Loss of $(177))	$ 179,587

Share Transactions:
Shares Sold	17,898
Shares Issued on Reinvestment of Dividends	-
Shares Redeemed	-
Net Increase in Shares	17,898
Outstanding at Beginning of Period	-
Outstanding at End of Period	17,898

* For the Period April 1, 2013 (commencement of investment operations) through April 30, 2013.
The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. SMID Cap Fund
Statements of Changes in Net Assets

(Unaudited)
For the Period
Ended *
4/30/2013
Increase in Net Assets From Operations:
Net Investment Loss	$ (134)
Net Realized Loss on Investments	(1,339)
Net Change in Unrealized Appreciation on Investments	2,634
Net Increase in Net Assets Resulting from Operations	1,161

Distributions to Shareholders:
Net Investment Income	-
Realized Gains	-
Total Dividends and Distributions Paid to Shareholders	-

Capital Share Transactions:
Proceeds from Sale of Shares	178,000
Shares Issued on Reinvestment of Dividends	-
Proceeds from Early Redemption Fees	-
Cost of Shares Redeemed	-
Net Increase in Net Assets from Shareholder Activity	178,000

Net Assets:
Net Increase in Net Assets	179,161
Beginning of Period	-
End of Period (Including Accumulated Undistributed Net Investment
Loss of $(134))	$ 179,161

Share Transactions:
Shares Sold	17,898
Shares Issued on Reinvestment of Dividends	-
Shares Redeemed	-
Net Increase in Shares	17,898
Outstanding at Beginning of Period	-
Outstanding at End of Period	17,898

* For the Period April 1, 2013 (commencement of investment operations) through April 30, 2013.
The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Emerging Companies Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	4/30/2013		10/31/2012	10/31/2011	10/31/2010	10/31/2009		10/31/2008

Net Asset Value, at Beginning of Period	$ 31.88		$ 30.31	$ 28.71	$ 22.07	$ 17.37		$ 30.18

Income From Investment Operations:
Net Investment (Loss) *	(0.02)		(0.38)	(0.43)	(0.34)	(0.24)		(0.16)
Net Gain (Loss) on Securities (Realized and Unrealized)	4.64		1.92	2.01	6.96	4.94		(11.42)
Total from Investment Operations	4.62		1.54	1.58	6.62	4.70		(11.58)

Distributions from:
Return of Capital	-		-	-	-	-		(0.02)
Net Realized Gain	(2.79)		-	-	-	-		(1.21)
Total from Distributions	(2.79)		-	-	-	-		(1.23)

Redemption Fees	-	**	0.03	0.02	0.02	-	**	-	**

Net Asset Value, at End of Period	$ 33.71		$ 31.88	$ 30.31	$ 28.71	$ 22.07		$ 17.37

Total Return	15.33%		5.18%	5.57%	30.09%	27.06%		(39.79)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 177,861	(b)	$ 164,916	$ 161,716	$ 114,066	$ 64,312		$ 72,219
Before Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.86%	(a)	1.86%	1.74%	1.80%	2.24%		2.11%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13)%	(a)	(1.17)%	(1.14)%	(1.19)%	(1.62)%		(0.84)%
After Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.86%	(a)	1.90%	1.95%	1.95%	1.95%		1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13)%	(a)	(1.20)%	(1.35)%	(1.34)%	(1.33)%		(0.68)%
Portfolio Turnover	48.82%	(b)	154.34%	101.60%	138.60%	142.15%		183.23%

* Net Investment Income/Loss per share amounts were calculated using the average share method.
** Amount calculated is less than $0.005.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Period
	Ended *
	4/30/2013

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment (Loss) **	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) ***	0.04
Total from Investment Operations	0.03

Distributions from:
Return of Capital	-
Net Realized Gain	-
Total from Distributions	-

Redemption Fees	-

Net Asset Value, at End of Period	$ 10.03

Total Return	0.30%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 180
Before Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	48.76%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(48.54)%	(a)
After Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.45%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.23)%	(a)
Portfolio Turnover	33.72%	(b)

* For the Period April 1, 2013 (commencement of investment operations) through April 30, 2013.
** Net Investment Income/Loss per share amounts were calculated using the average share method.

***  Realized and unrealized gains and losses per shre in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Period
	Ended *
	4/30/2013

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment (Loss) **	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized) ***	0.02
Total from Investment Operations	0.01

Distributions from:
Return of Capital	-
Net Realized Gain	-
Total from Distributions	-

Redemption Fees	-

Net Asset Value, at End of Period	$ 10.01

Total Return	0.10%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 179
Before Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	48.85%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(48.34)%	(a)
After Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.45%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.94)%	(a)
Portfolio Turnover	29.39%	(b)

* For the Period April 1, 2013 (commencement of investment operations) through April 30, 2013.
** Net Investment Income/Loss per share amounts were calculated using the average share method.

***  Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(a) Annualized
(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2013 (UNAUDITED)

Note 1. Significant Accounting Policies

The Satuit Capital U.S. Emerging Companies Fund (the “Emerging Companies Fund”), formerly the Satuit Capital Micro Cap Fund, Satuit Capital U.S. Small Cap Fund (“Small Cap Fund”), and Satuit Capital U.S. SMID Cap Fund (“SMID Cap Fund”) (collectively the “Funds”) are a series of Satuit Capital Management Trust (“SCMT”), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company.  The objective of the Funds is to provide investors with long-term capital appreciation.  The Trust is an open-end, management investment company and the Funds are a “diversified” series of the Trust, as that term is defined in the 1940 Act.

The Small Cap Fund and the SMID Cap Fund commenced investment operations on April 1, 2013.

The Emerging Companies Fund will charge a 2.00% redemption fee on all shares redeemed less than 360 days from the date of purchase.  The Small Cap Fund and the SMID Cap Fund will charge a 2.00% redemption fee on all shares redeemed less than 60 days from the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: The Funds’ securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”) believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Funds’ investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Funds’ could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Funds’ would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of April 30, 2013:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds’ assets by the above fair value hierarchy levels as of April 30, 2013:

Emerging Companies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 160,954,499	$ -	$ -	$ 160,954,499
Warrants	-	-	-	-
Total	$ 160,954,499	$ -	$ -	$ 160,954,499

Small Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 150,750	$ -	$ -	$ 150,750
Real Estate Investment Trust	2,094	-	-	2,094
Total	$ 152,844	$ -	$ -	$ 152,844

SMID Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 152,844	$ -	$ -	$ 152,844
Total	$ 152,844	$ -	$ -	$ 152,844

(a) Refer to the Funds’ Schedule of Investments for a listing of securities by security type and industry.

The Funds did not hold any Level 3 assets during the period ended April 30, 2013. The Funds did not hold any derivative instruments at any time during the period ended April 30, 2013. There were no transfers into or out of Level 1 or Level 2 during the period ended April 30, 2013. It is the Funds policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Federal Income Taxes: The Funds policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, (2010 - 2012), or expected to be taken in the Fund’s 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the period ended April 30, 2013, the Funds did not incur any interest or penalties.

Security Transactions and Income: Security transactions are accounted for on the trade date.  The cost of securities sold is determined on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Expenses incurred by SCMT that do not relate to a specific fund of SCMT are allocated in accordance to SCMT’s expense policy.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITS”) are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Accounting Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Offering Costs: Offering costs consist of costs incurred to establish the Small Cap Fund and the SMID Cap Fund, and enable it to legally do business. These expenses have been paid by the Adviser and are subject to recoupment pursuant to the Expense Limitation Agreement.

Note 2. Investment Advisory and Distribution Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement, Satuit Capital Management, LLC (“SCM”) provides investment services for an annual fee of 1.25% for the Emerging Companies Fund, of the average daily net assets.  Per an expense limitation agreement, SCM has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses to 1.95% of average net assets for the Emerging Companies Fund through February 28, 2014.  For the six months ended April 30, 2013, SCM earned fees of $1,056,756 for the Emerging Companies Fund.  SCM waived $1,319 for the Emerging Companies Fund per the Expense Limitation Agreement for the six months ended April 30, 2013.  As of April 30, 2013, the Emerging Companies Fund owed SCM $152,225.

Pursuant to an Investment Advisory Agreement, Satuit Funds Management, LLC (“SFM”) provides investment services for an annual fee of 1.00% for the Small Cap Fund and the SMID Cap Fund of the average daily net assets, respectively.  Per an expense limitation agreement, SFM has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for the Small Cap Fund and the SMID Cap Fund shares to 1.50% of average net assets through February 28, 2014.  For the period April 1, 2013 (commencement of investment operations) through April 30, 2013, SFM earned fees of $139 and $138 for the Small Cap Fund and the SMID Cap Fund, respectively.  SFM waived $6,787 and $6,787 of fees per the Expense Limitation Agreement for the Small Cap Fund and the SMID Cap Fund, respectively, for the period April 1, 2013 (commencement of investment operations) through April 30, 2013.  As of April 30, 2013, SFM owed the Small Cap Fund and SMID Cap Fund $6,649 and $6,649, respectively.

Pursuant to the terms of the Expense Limitation Agreement, SCM is entitled to reimbursement of fees waived or reimbursed by SCM to the Emerging Companies Fund in prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Emerging Companies Fund’s total annual expense ratio to exceed the cap.  The total amount of reimbursement recoverable by SCM is the sum of all fees waived or reimbursed by SCM to the Emerging Companies Fund during any of the previous three years, less any reimbursement previously paid by the Emerging Companies Fund to SCM with respect to any waivers, reductions, and payments made with respect to the Funds.  SCM has recouped all previously waived fees.

Pursuant to the terms of the Expense Limitation Agreement, SFM is entitled to reimbursement of fees waived or reimbursed by SFM to the Small Cap Fund and the SMID Cap Fund from prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Small Cap Fund’s and the SMID Cap Fund’s total annual expense ratio to exceed the cap.  The total amount of reimbursement recoverable by SFM is the sum of all fees waived or reimbursed by SFM to the Small Cap Fund and the SMID Cap Fund during any of the previous three years, less any reimbursement previously paid by the Small Cap Fund and the SMID Cap Fund to SFM with respect to any waivers, reductions, and payments made with respect to the Small Cap Fund and the SMID Cap Fund.

The Emerging Companies Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Emerging Companies Fund or SCM may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Emerging Companies Fund shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Emerging Companies Fund or SCM.  The Emerging Companies Fund or SCM may incur such distribution expenses at the rate of 0.25% per annum of the Emerging Companies Fund average daily net assets.  For the period ended April 30, 2013, there was $214,938 of 12b-1 fees incurred by the Emerging Companies Fund.

The Small Cap Fund and the SMID Cap Fund have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Small Cap Fund and the SMID Cap Fund or SFM may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Small Cap Fund’s and the SMID Cap Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Small Cap Fund and the SMID Cap Fund or SFM.  The Small Cap Fund and the SMID Cap Fund or SFM may incur such distribution expenses at the rate of 0.25% per annum on the Small Cap Fund’s and the SMID Cap Fund’s average daily net assets.  For the period April 1, 2013 (commencement of investment operations) through April 30, 2013, there was $35 and $35 of 12b-1 fees incurred by the Small Cap Fund, and SMID Cap Fund, respectively.

Mutual Shareholder Services, LLC (“MSS”) is the Funds Transfer and Dividend Disbursing Agent.  In accordance with the contract and current asset levels, MSS earned $19,129 for the six months ended April 30, 2013.

Mutual Shareholder Services, LLC (“MSS”) is the Funds Accounting Agent.  In accordance with the contract and current asset levels, MSS earned $20,774 for the six months ended April 30, 2013.

Satuit Funds Administration, LLC serves as the Funds Administrator and is under common ownership of the Advisor.  Pursuant to an Administration Agreement, Satuit Funds Administration, LLC provides administrative services for an annual fee of 0.10% of the average daily net assets.  In accordance with the contract and current asset levels, Satuit Funds Administration, LLC earned $85,975 from the Emerging Companies Fund for the six months ended April 30, 2013.  Satuit Funds Administration, LLC earned $15 from the Small Cap Fund and $15 for the SMID Cap Fund for the period April 1, 2013 (commencement of investment operations) through April 30, 2013.  For the period April 1, 2013 (commencement of investment operations) through April 30, 2013, Satuit Funds Administration, LLC waived $15 and $15 in administrative fees for the Small Cap Fund and the SMID Cap Fund, respectively.

Satuit Funds Administration, LLC serves as the Funds Shareholder Servicing Agent, and is under common ownership of the Advisor.  Pursuant to an Shareholder Servicing Agreement, Satuit Funds Administration, LLC provides shareholder services for an annual fee of 0.15% of the average daily net assets.  In accordance with the contract and current asset levels, Satuit Funds Administration, LLC earned $61,192 from the Emerging Companies Fund for the six months ended April 30, 2013.  Satuit Funds Administration, LLC earned $21 from the Small Cap Fund and $21 for the SMID Cap Fund for the period April 1, 2013 (commencement of investment operations) through April 30, 2013.  For the period April 1, 2013 (commencement of investment operations) through April 30, 2013 Satuit Funds Administration, LLC waived $21 and $21 in shareholder servicing fees for the Small Cap Fund and the SMID Cap Fund, respectively.

Note 3. Investments

The cost of purchases and the proceeds of the Emerging Companies Fund from sales of securities other than short-term notes for the six months ended April 30, 2013, aggregated $80,933,002 and $99,957,582, respectively.

The cost of purchases and the proceeds of the Small Cap Fund from sales of securities other than short-term notes for the period April 1, 2013 (commencement of investment operations) through April 30, 2013, aggregated $175,866 and $25,767, respectively.

The cost of purchases and the proceeds of the SMID Cap Fund from sales of securities other than short-term notes for the period April 1, 2013 (commencement of investment operations) through April 30, 2013, aggregated $172,106 and $22,465, respectively.

Note 4. Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.   The Emerging Companies Fund did not pay any distributions for the fiscal year ended October 31, 2012.

On December 27, 2012, the Emerging Companies Fund paid a long-term capital gain distribution of $2.7891 per share to shareholders on December 26, 2012 for a total distribution of $13,893,966.

The Small Cap Fund and the SMID Cap Fund did not pay any distributions for the period ended April 30, 2013.

For federal income tax purposes the cost of securities owned at April 30, 2013, were $142,612,321, $149,335, and $150,250 for the Emerging Companies Fund, Small Cap Fund, and SMID Cap Fund, respectively.  At April 30, 2013, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Emerging Companies Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$25,499,901	$(7,157,723)	$18,342,178

Small Cap Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$6,998	$(3,489)	$3,509

SMID Cap Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$6,234	$(3,600)	$2,634

As of April 30, 2013, the components of distributable earnings for the Emerging Companies Fund on a tax basis were as follows:

Accumulated Undistributed Net Investment Loss          $    (110,502)

Accumulated Undistributed Capital Gains                        13,598,371

Net Unrealized Appreciation                                            18,342,178

                                                                                                   $ 31,830,047

As of April 30, 2013, the components of distributable earnings for the Small Cap Fund on a tax basis were as follows:

Accumulated Undistributed Net Investment Loss                 $  (177)

Accumulated Undistributed Capital Gains                             (1,745)

Net Unrealized Appreciation                                                   3,509

                                                                                                          $ 1,587

As of April 30, 2013, the components of distributable earnings for the SMID Cap Fund on a tax basis were as follows:

Accumulated Undistributed Net Investment Loss                $  (134)

Accumulated Undistributed Capital Gains                            (1,339)

Net Unrealized Appreciation                                                  2,634

                                                                                                         $ 1,161

Note 5. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact of this amendment may have on the Funds’ financial statements.

Note 6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act. As of April 30, 2013, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 25% of the voting securities of the Emerging Companies Fund and may be deemed to control the Emerging Companies Fund. As of April 30, 2013, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 41% of the voting securities of the Small Cap Fund, and may be deemed to control the Small Cap Fund.  As of April 30, 2013, Robert Sullivan owned approximately 59% of the voting securities of the Small Cap Fund, and may be deemed to control the Small Cap Fund.  As of April 30, 2013, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 41% of the voting securities of the SMID Cap Fund, and may be deemed to control the SMID Cap Fund.  As of April 30, 2013, Robert Sullivan owned approximately 59% of the voting securities of the SMID Cap Fund, and may be deemed to control the SMID Cap Fund.

Satuit Capital Management Trust
Expense Illustration
April 30, 2013 (Unaudited)

Expense Example

As a shareholder of the Satuit Capital Management Trust, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 through April 30, 2013. In addition, for the Small Cap and SMID Cap Funds, the period April 1, 2013 (commencement of investment operations) through April 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Satuit Capital U.S. Emerging Companies Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,153.31	$9.93
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.57	$9.30

* Expenses are equal to the Fund's annualized expense ratio of 1.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Satuit Capital U.S. Small Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,003.00	$7.20
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.60	$7.25

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Satuit Capital U.S. SMID Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2012	April 30, 2013	November 1, 2012 to April 30, 2013

Actual	$1,000.00	$1,001.00	$7.19
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.60	$7.25

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Satuit Capital U.S. Small Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2013	April 30, 2013	April 1, 2013 to April 30, 2013

Actual	$1,000.00	$1,003.00	$1.19
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,002.92	$1.19

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the actual period).

Satuit Capital U.S. SMID Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2013	April 30, 2013	April 1, 2013 to April 30, 2013

Actual	$1,000.00	$1,001.00	$1.19
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,002.92	$1.19

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the actual period).

SATUIT CAPITAL MANAGEMENT TRUST

ADDITIONAL INFORMATION

APRIL 30, 2013 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (866) 972-8848 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-972-8848.

Trustees and Officers - Information pertaining to the trustees and officers of the Funds are set forth below. The names, addresses and ages of the trustees and officers of the Funds, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Advisor and the principal underwriter, and officers of the Fund, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 567-4030.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Interested Trustee:
Robert J. Sullivan* 238 Public Square Suite 200 Franklin, TN 37064 (1961)	Chairman of the Board, President and Treasurer since December 2000 – Indefinitely.	3

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Chief Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.  Managing Director and Chief Investment Officer of Satuit Funds Management, LLC, a registered investment adviser, from April, 2013 to Present.

				N/A

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Non-Interested Trustees:
Samuel Boyd, Jr. 238 Public Square Suite 200 Franklin, TN 37064 (1940)	Trustee since October, 2002 - Indefinitely	3

Retired. Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August, 1978 until April, 2005; a Director of The World Funds, Inc., a registered investment company, since May, 1997; a Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed); and a Trustee of Janus Advisors Series Trust, a registered investment company, from 2003 to 2005.

				The World Funds, Inc. -- 4 Funds
William E. Poist 238 Public Square Suite 200 Franklin, TN 37064 (1939)	Trustee since November, 2003 - Indefinitely	3

Mr. Poist is a financial and tax consultant through his firm Management Consulting for Professionals since 1974; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed). Mr. Poist is also a certified public accountant.

				The World Funds, Inc. -- 4 Funds
Paul M. Dickinson 238 Public Square Suite 200 Franklin, TN 37064 (1947)	Trustee since November 2003 - Indefinitely	3

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed)

				The World Funds, Inc. -- 4 Funds

Anthony J. Hertl 238 Public Square Suite 200 Franklin, TN 37064 (1950)	Trustee since October, 2002 - Indefinitely	3	Consultant to small and emerging businesses (since 2000).

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007 – February, 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006).

Officers:
Robert J. Sullivan 238 Public Square Suite 200 Franklin, TN 37064 (1961)	Chairman of the Board, President and Treasurer since December 2000 – Indefinitely.	3

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

				N/A
David Jones Drake Compliance, LLC. 422 Fleming Street, Suite 7 Key West, FL 33040 (1957)	Chief Compliance Officer	3

Co-founder and Managing Member of Drake Compliance LLC (compliance consulting), since 2004; founder and controlling shareholder of David Jones & Associates P.C. (law firm) since 1998; President and Chief Executive Officer of Citco Mutual Fund Services Inc. from 2001 to 2003.

				N/A

Investment Adviser:

Satuit Capital U.S. Emerging Companies Fund

Satuit Capital Management, LLC

238 Public Square, Suite 200

Franklin, Tennessee  37064

Satuit Capital U.S. Small Cap Fund and the Satuit Capital U.S. SMID Cap Fund

Satuit Funds Management, LLC

238 Public Square, Suite 200

Franklin, Tennessee  37064

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, Ohio  44115

Transfer Agent:
For more information, wire purchase or redemptions, call or write to Satuit Capital Management Trust’s Transfer Agent:

Mutual Shareholder Services, LLC

Satuit Capital Management Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(866) 972-8848 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Satuit Capital Management at (866) 972-8848, Toll Free.

This report is provided for the general information of the shareholders of the Satuit Capital Management Trust. This report is not intended for distribution to prospective investors in the Fund(s), unless preceded or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT

        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

                            Satuit Capital Management Trust

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(Principal Executive Officer)

Date:  June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(Principal Executive Officer)

Date:  June 26, 2013

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan, Chief Financial Officer

(Principal Financial Officer)

Date:  June 26, 2013

*

Print the name and title of each signing officer under his or her signature.